Employee deferred compensation (Tables)	12 Months Ended
Dec. 31, 2014
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	2014	2013	2012
Deferred compensation expense (CHF million)
Share awards	939	814	786
Performance share awards	611	590	366
Contingent Capital Awards	214	–	–
Capital Opportunity Facility awards	13	–	–
Plus Bond awards [1]	36	37	–
2011 Partner Asset Facility awards [2]	7	77	677
Adjustable Performance Plan share awards [3]	0	31	74
Adjustable Performance Plan cash awards [3]	0	4	286
Restricted Cash Awards	92	145	165
Scaled Incentive Share Units [3]	(3)	41	97
Incentive Share Units [4]	0	(3)	62
2008 Partner Asset Facility awards [5]	87	93	173
Other cash awards	404	434	362
Discontinued operations	(8)	(21)	(23)
Total deferred compensation expense	2,392	2,242	3,025

Total shares delivered (million)
Total shares delivered	37.1	33.7	31.6
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in the first quarter of 2013 and expensed over a three-year period.

2 Compensation expense mainly includes the change in the underlying fair value of the indexed assets prior to the CCA conversion.
3 Includes forfeitures and downward adjustments according to the plan terms and conditions.
4 Includes forfeitures.
5 Compensation expense mainly includes the change in the underlying fair value of the indexed assets during the period.

Additional information
Estimated unrecognized deferred compensation
end of	2014
Estimated unrecognized compensation expense (CHF million)
Share awards	762
Performance share awards	231
Contingent Capital Awards	210
Capital Opportunity Facility awards	5
Plus Bond awards	4
Restricted Cash Awards	41
Other cash awards	166
Total	1,419

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3
Does not include the estimated unrecognized compensation expense relating to grants made in 2015 for 2014.

Stock compensation plan | Share awards
Share-based compensation disclosures
Share-based award activities
Share award activities
	2014		2013		2012
	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	72.9	30.09	55.8	34.28	48.1	41.91
Granted	37.6	27.60	40.4	26.43	25.1	23.44
Settled	(29.5)	30.43	(20.0)	34.09	(14.9)	40.20
Forfeited	(3.9)	32.20	(3.3)	31.80	(2.5)	37.36
Balance at end of period	77.1	28.64	72.9	30.09	55.8	34.28
of which vested	6.2	–	5.8	–	3.9	–
of which unvested	70.9	–	67.1	–	51.9	–

Stock compensation plan | Adjustable Performance Plan share awards
Share-based compensation disclosures
Share-based award activities
Adjustable Performance Plan share award activities
	2014		2013		2012
	Number of APP share awards in million		Number of APP share awards in million		Number of APP share awards in million
Adjustable Performance Plan share awards
Balance at beginning of period	14.5		30.8		–
Granted	0.8	[1]	1.2	[1]	31.0
Settled	(7.6)		(17.2)		0.0
Forfeited	(0.4)		(0.3)		(0.2)
Balance at end of period	7.3		14.5		30.8
of which vested	1.1		1.2		0.3
of which unvested	6.2		13.3		30.5
1
Represents additional units earned in the first quarter of 2014 and 2013 as the original Adjustable Performance Plan awards met performance criteria in accordance with the terms and conditions of the awards.

Stock compensation plan | Scaled Incentive Share Unit (SISU)
Share-based compensation disclosures
Share-based award activities
Scaled Incentive Share Unit activities
	2014	2013	2012
SISU awards (million)
Balance at beginning of period	4.7	9.6	14.7
Settled	(4.6)	(4.8)	(4.9)
Forfeited	(0.1)	(0.1)	(0.2)
Balance at end of period	0.0	4.7	9.6
of which vested	0.0	1.2	1.7
of which unvested	0.0	3.5	7.9

Stock compensation plan | Incentive Share Unit (ISU)
Share-based compensation disclosures
Share-based award activities
Incentive Share Unit activities
	2014	2013	2012
ISU awards (million)
Balance at beginning of period	1.2	3.6	13.3
Settled	(0.1)	(1.8)	(8.8)
Forfeited	(0.5)	(0.6)	(0.9)
Balance at end of period	0.6	1.2	3.6
of which vested	0.1	0.1	0.4
of which unvested	0.5	1.1	3.2

Performance shares | Performance share awards
Share-based compensation disclosures
Share-based award activities
Performance Share award activities
	2014		2013		2012
	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	41.4	25.51	23.3	23.90	–	–
Granted	24.3	28.13	26.6	26.44	23.7	23.90
Settled	(16.0)	25.27	(7.6)	23.90	0.0	0.00
Forfeited	(1.5)	26.28	(0.9)	24.92	(0.4)	23.90
Balance at end of period	48.2	26.89	41.4	25.51	23.3	23.90
of which vested	3.3	–	2.7	–	0.9	–
of which unvested	44.9	–	38.7	–	22.4	–

Bank
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	2014	2013	2012
Deferred compensation expense (CHF million)
Share awards	935	806	773
Performance share awards	610	580	362
Contingent Capital Awards	213	–	–
Capital Opportunity Facility awards	13	–	–
Plus Bond awards [1]	36	37	–
2011 Partner Asset Facility awards [2]	7	77	675
Adjustable Performance Plan share awards [3]	0	30	71
Adjustable Performance Plan cash awards [3]	0	4	281
Restricted Cash Awards	92	145	165
Scaled Incentive Share Units [3]	(3)	38	95
Incentive Share Units [4]	0	(3)	62
2008 Partner Asset Facility awards [5]	87	93	173
Other cash awards	394	430	363
Discontinued operations	(8)	(21)	(23)
Total deferred compensation expense	2,376	2,216	2,997

Total shares delivered (million)
Total shares delivered	36.5	32.6	30.9
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in the first quarter of 2013 and expensed over a three-year vesting period.

2 Compensation expense mainly includes the change in the underlying fair value of the indexed assets prior to the CCA conversion.
3 Including forfeitures and downward adjustments according to the plan terms and conditions.
4 Includes forfeitures.
5 Compensation expense mainly includes the change in the underlying fair value of the indexed assets during the period.

Additional information
Estimated unrecognized deferred compensation
end of	2014
Estimated unrecognized compensation expense (CHF million)
Share awards	759
Performance share awards	229
Contingent Capital Awards	210
Capital Opportunity Facility awards	5
Plus Bond awards	4
Restricted Cash Awards	41
Other cash awards	158
Total	1,406

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3
Does not include the estimated unrecognized compensation expense relating to grants made in 2015 for 2014.

Bank | Stock compensation plan | Share awards
Share-based compensation disclosures
Share-based award activities
Share award activities
	2014		2013		2012
	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	72.2	30.07	55.1	34.27	47.6	41.91
Granted	37.3	27.60	40.0	26.43	24.5	23.39
Settled	(29.1)	30.41	(19.6)	34.12	(14.6)	40.43
Forfeited	(3.9)	32.24	(3.3)	32.04	(2.4)	36.96
Balance at end of period	76.5	28.63	72.2	30.07	55.1	34.27
of which vested	6.1	–	5.8	–	3.9	–
of which unvested	70.4	–	66.4	–	51.2	–

Bank | Stock compensation plan | Adjustable Performance Plan share awards
Share-based compensation disclosures
Share-based award activities
Adjustable Performance Plan share award activities
	Number of APP share awards in million
	2014		2013		2012
Adjustable Performance Plan share awards
Balance at beginning of period	14.0		29.7		–
Granted	0.8	[1]	1.1	[1]	29.9
Settled	(7.3)		(16.5)		0.0
Forfeited	(0.4)		(0.3)		(0.2)
Balance at end of period	7.1		14.0		29.7
of which vested	1.1		1.2		0.3
of which unvested	6.0		12.8		29.4
1
Represents additional units earned in the first quarter of 2014 and 2013 as the original Adjustable Performance Plan awards met performance criteria in accordance with the terms and conditions of the awards.

Bank | Stock compensation plan | Scaled Incentive Share Unit (SISU)
Share-based compensation disclosures
Share-based award activities
Scaled Incentive Share Unit activities
	2014	2013	2012
SISU awards (million)
Balance at beginning of period	4.6	9.4	14.4
Settled	(4.5)	(4.7)	(4.8)
Forfeited	(0.1)	(0.1)	(0.2)
Balance at end of period	0.0	4.6	9.4
of which vested	0.0	1.2	1.7
of which unvested	0.0	3.4	7.7

Bank | Stock compensation plan | Incentive Share Unit (ISU)
Share-based compensation disclosures
Share-based award activities
Incentive Share Unit activities
	2014	2013	2012
ISU awards (million)
Balance at beginning of period	1.2	3.6	13.2
Settled	(0.1)	(1.8)	(8.7)
Forfeited	(0.5)	(0.6)	(0.9)
Balance at end of period	0.6	1.2	3.6
of which vested	0.1	0.1	0.4
of which unvested	0.5	1.1	3.2

Bank | Performance shares | Performance share awards
Share-based compensation disclosures
Share-based award activities
Performance share award activities
	2014		2013		2012
	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	40.7	25.51	22.9	23.90	–	–
Granted	24.0	28.13	26.2	26.44	23.3	23.90
Settled	(15.8)	25.27	(7.5)	23.90	0.0	0.00
Forfeited	(1.4)	26.28	(0.9)	24.92	(0.4)	23.90
Balance at end of period	47.5	26.89	40.7	25.51	22.9	23.90
of which vested	3.2	–	2.7		0.9	–
of which unvested	44.3	–	38.0		22.0	–